CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Naturalshrimp Incorporated [Member]
Sales	$ 33,765
Operating expenses:
General and administrative	49,956,514	2,472,238
Research and development	407,874	79,550
Facility operations	1,922,049	403,029
Depreciation	1,307,038	346,437
Amortization	881,500
Total operating expenses	54,474,975	3,301,254
Loss from operations	(54,441,210)	(3,301,254)
Other income (expense):
Interest expense	(726,243)	(144,204)
Amortization of debt discount	(2,616,364)	(47,273)
Financing costs	(1,904,074)	(64,452)
Change in fair value of derivative liability	(116,000)	(29,000)
Change in fair value of warrant liability	1,987,000
Forgiveness of PPP loan	103,200
Gain on Vero Blue debt settlement	815,943
Legal Settlement	(29,400,000)
Total other income (expense)	(31,856,538)	(284,929)
Net income (loss) before income taxes	(86,297,748)	(3,586,183)
Provision for income taxes
Net loss	(86,297,748)	(3,586,183)
Less net loss attributable to non-controlling interest		(5,729)
Net income (loss)	(86,297,748)	(3,580,454)
Amoritzation of beneficial conversion feature on Preferred shares	(3,349,198)	(1,720,833)
Accretion on Series D Preferred shares	(337,834)	(302,500)
Redemption and exchange of Series D Preferred shares	(5,792,947)
Dividends	(575,029)	(317,083)
Net loss available for common stockholders	$ (96,352,755)	$ (5,920,870)
EARNINGS PER SHARE (Basic and diluted)	$ (0.16)	$ (0.01)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic and diluted)	619,123,768	501,477,593